ISG FUNDS

                                PROSPECTUS              MAY 1, 1999
                                                        AS REVISED JUNE 3, 1999

                                ISG MONEY MARKET FUNDS

                                o   Prime Money Market Fund
                                o   Treasury Money Market Fund
                                o   Tax-Exempt Money Market Fund





   MANAGED BY
   FIRST AMERICAN NATIONAL BANK

   Questions?
   Call 1-800-852-0045
   or your investment representative.

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

CAREFULLY REVIEW THIS IMPORTANT         DESCRIPTION OF THE FUNDS - OBJECTIVES,
SECTION TO LEARN ABOUT EACH FUND'S      RISK/RETURN AND EXPENSES
GOAL, MAIN IVESTMENT STRATEGIES
AND RISKS, PAST PERFORMANCE, AND FEES.


                               -      OVERVIEW

                               -      PRIME MONEY MARKET FUND
                               -      TREASURY MONEY MARKET FUND
                               -      TAX-EXEMPT MONEY MARKET FUND


REVIEW THIS SECTION                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS
FOR ADDITIONAL INFORMATION
ON INVESTMENT STRATEGIES AND
RISKS.

                               -      PRIME MONEY MARKET FUND
                               -      TREASURY MONEY MARKET FUND
                               -      TAX-EXEMPT MONEY MARKET FUND
                               -      APPLICABLE TO ALL FUNDS


REVIEW THIS SECTION                   FUND MANAGEMENT
FOR DETAILS ON THE PEOPLE
AND ORGANIZATIONS WHO
OVERSEE THE FUNDS.

                               -      INVESTMENT ADVISER
                               -      ADMINISTRATOR AND DISTRIBUTOR


REVIEW THIS SECTION FOR               SHAREHOLDER INFORMATION
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE, SELL
AND EXCHANGE SHARES, RELATED
CHARGES AND PAYMENTS OF
DIVIDENDS AND DISTRIBUTIONS.

                               -      PRICING OF FUND SHARES
                               -      PURCHASING AND ADDING TO YOUR SHARES
                               -      SELLING YOUR SHARES
                               -      GENERAL POLICIES ON SELLING SHARES
                               -      EXCHANGING YOUR SHARES
                               -      DIVIDENDS, DISTRIBUTIONS AND TAXES

REVIEW THIS SECTION                   FINANCIAL HIGHLIGHTS
FOR RECENT FINANCIAL
INFORMATION.

                               -      PRIME MONEY MARKET FUND
                               -      TREASURY MONEY MARKET FUND

WHERE TO HEAR MORE                    BACK COVER
ABOUT THE FUNDS.

OVERVIEW
-------------------------------------------------------------------------------
THE FUNDS                     Three ISG Funds are offered by this prospectus.
                              Each Fund is a separate money market fund with its own investment strategy and risk/return profile.
                              The differences in strategy among the Funds determine the types of securities in which each Fund invests and can be expected to affect the degree of risk each Fund is subject to and its yield or return. The Funds are actively managed and, thus, are subject to manager risk, which is the possibility that poor securities selection will cause the Funds to underperform other funds with similar investment objectives. Because you could lose money by investing in a Fund, be sure to read all risk disclosure carefully before investing.

                              You should be aware that ISG Funds:

                              o  Are not bank deposits
                              o  Are not guaranteed, endorsed or
                                 insured by any bank, financial
                                 institution or government entity such
                                 as the Federal Deposit Insurance Corporation
                              o Are not guaranteed to achieve their stated goals

                              The Funds seek current income and liquidity and invest primarily in short-term securities and will seek to maintain a stable price of $1.00 per share. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency.

WHO MAY WANT TO               Consider investing in the Funds if you are:
INVEST?
                              !  seeking preservation of capital
                              !  investing short-term reserves
                              !  willing to accept lower potential returns in
                                 exchange for a higher degree of safety

                              The Funds may not be appropriate if you are:

                              !  seeking high total returns
                              ! pursuing a long-term goal or investing for retirement

                              INFORMATION ON EACH FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

PRIME MONEY MARKET FUND
TICKER SYMBOL:
CLASS A - IPAXX

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with as high a
                              level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT          The Fund invests in a diversified portfolio of
 STRATEGIES                   high-quality, short-term U.S. dollar-denominated
                              debt securities, including the following:

                              o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities
                              o  certificates of deposit, time deposits,
                                 bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
                              o  domestic and foreign commercial paper
                                 and other short-term corporate debt
                                 obligations, including those with
                                 floating or variable rates of interest
                              o  obligations issued or guaranteed by one
                                 or more foreign governments or their
                                 agencies or instrumentalities,
                                 including obligations of supranational entities
                              o  asset-backed securities
                              o repurchase agreements collateralized by the types of securities listed above

                              The Fund buys and sells securities based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser evaluates Fund investments based on credit analysis and the interest rate outlook.

                              The Fund normally will invest at least 25% of its total assets in domestic or foreign bank obligations.

PRINCIPAL INVESTMENT          Although the Fund seeks to preserve the value of
 RISKS                        your investment at $1.00 per share, it is possible
                              to lose money by investing in the Fund.

                              The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                              The Fund's investments also are subject to credit risk, which is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.


PERFORMANCE BAR CHART AND TABLE

The bar chart and table on this page    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
provide some indication of the risks    FOR CLASS A SHARES
of investing in the Prime Money
Market Fund by showing how the          5.51%     4.88%     4.90%     4.85%
Fund has performed and how its         ------------------------------------
performance has varied from year        1995       96        97        98
to year.  Both the bar chart and the
table assume the reinvestment of
dividends and distributions.  Of
course, past performance does not
indicate how the Fund will perform   Best quarter:       Q2  1995       + 1.37%
in the future.                       Worst quarter:      Q4  1998       + 1.15%


                  AVERAGE ANNUAL TOTAL RETURNS
              (for the periods ended December 31, 1998)

             Inception
               Date     Past Year  Past 5 Years  Past 10 Years  Since Inception

Class A      3/29/94       4.85%        N/A             N/A          4.89%

As of December 31, 1998, the Fund's 7-day yield for Class A was 4.69%. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.68% for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FEES AND EXPENSES

If you purchase and hold shares of              Shareholder
the Prime Money Market Fund, you                Transaction
will pay certain fees and expenses,             Fees (fees
which are described in the tables.              paid by you             CLASS
Shareholder transaction fees are paid           directly)              A SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the           Maximum sales
Fund's yield.                                   charge (load)
                                                on purchases AS A % OF   None
                                                OFFERING PRICE
                                              ---------------------------------

                                                Maximum deferred
                                                sales charge (CDSC)      None
                                                AS A % OF LOWER OF
                                                PURCHASE OR SALE PRICE

                                                Annual Fund
                                                Operating
                                                Expenses
                                                (fees paid from
                                                Fund assets)
                                              ---------------------------------
                                                Management Fee          .25%
                                              ---------------------------------
                                                Distribution (12b-1)
                                                Fee                     None
                                              ---------------------------------
                                                Other Expenses          .57%
                                              ---------------------------------
                                                Total Annual Fund
                                                Operating Expenses1     .82%
                                              ---------------------------------

--------

1 The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements for Class A were .81%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

Use the example at right to     PRIME MONEY MARKET     1      3      5      10
help you compare the cost of    FUND                  Year  Years  Years  Years
investing in the Fund with
the cost of investing in        CLASS A SHARES        $ 84  $262   $455  $1,014
other mutual funds.  It         -----------------------------------------------
illustrates the amount
of fees and expenses
you would pay, assuming
the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses
o reinvestment of all dividends and distributions

Because actual returns and operating
expenses will be different,
this example is for comparison only.

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

TREASURY MONEY MARKET FUND
TICKER SYMBOL:
CLASS A - ITAXX

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with as high a
                              level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT          The Fund invests primarily in U.S. Treasury
 STRATEGIES                   securities and repurchase agreements in respect
                              thereof. The Fund may invest up to 35% of its assets in other securities guaranteed as to payment of principal and interest by the U.S.
                              Government and repurchase agreements in respect thereof.

                              The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not Federal, income taxes. Dividends and distributions attributable to income from repurchase agreements may be subject to Federal, state and local taxes.

                              The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

PRINCIPAL INVESTMENT          Although the Fund seeks to preserve the value of
 RISKS                        your investment at $1.00 per share, it is possible
                              to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.

                              A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.

PERFORMANCE BAR CHART AND TABLE

The bar chart and table on this page    YEAR-BY-YEAR TOTAL RETURNS AS OF
provide some indication of the risks    12/31 FOR CLASS A SHARES
of investing in the Treasury Money
Market Fund by showing how the          2.06% 4.05%  5.41%  4.78%  4.78%  4.68%
Fund has performed and how its          ---------------------------------------
performance has varied from year        1993   94     95     96     97    98
to year.  Both the bar chart and the
table assume the reinvestment of
dividends and distributions.  Of        Best  quarter:   Q2  1995   + 1.36%
course, past performance does not       Worst quarter:   Q3  1993   +  .60%
indicate how the Fund will perform
in the future.


                     AVERAGE ANNUAL TOTAL RETURNS
                 (for the periods ended December 31, 1998)

            Inception
              Date     Past Year   Past 5 Years  Past 10 Years  Since Inception

Class A     10/1/92*     4.68%        4.74%          N/A              4.29%


As of December 31, 1998, the Fund's 7-day yield for Class A was 4.22%. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.21% for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

* The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

FEES AND EXPENSES

If you purchase and hold shares of              Shareholder
the Treasury Money Market Fund,                 Transaction
you will pay certain fees and                   Fees (fees
expenses, which are described in the            paid by you             CLASS A
tables.  Shareholder transaction fees           directly)               SHARES
are paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are reflected           Maximum sales
in the Fund's yield.                            charge (load)
                                                on purchases AS A % OF   None
                                                OFFERING PRICE
                                              ---------------------------------
                                                Maximum deferred
                                                sales charge (CDSC)      None
                                                AS A % OF LOWER OF
                                                PURCHASE OR SALE PRICE

                                                Annual Fund
                                                Operating
                                                Expenses
                                                (fees paid from
                                                Fund assets)
                                              ---------------------------------
                                                Management Fee           .25%
                                              ---------------------------------
                                                Distribution (12b-1)
                                                Fee                      None
                                              ---------------------------------
                                                Other Expenses           .53%
                                              ---------------------------------
                                                Total Annual Fund
                                                Operating Expenses1      .78%
                                              ---------------------------------
----------------------

1 The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements for Class A were .77%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



EXPENSE EXAMPLE

Use the example at right     TREASURY MONEY MARKET     1     3      5     10
to help you compare          FUND                    Year  Years  Years  Years
the cost of investing
in the Fund with the         CLASS A SHARES          $80   $249   $433   $966
cost of investing in
other mutual funds.
It illustrates the
amount of fees and
expenses you would pay,
assuming the following:

o $10,000 investment
o 5% annual return
o redemption at the end of each period
o no changes in the Fund's operating expenses
o reinvestment of all dividends and distributions

Because actual returns and
operating expenses will be
different, this example is
for comparison only.

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES


TAX-EXEMPT MONEY MARKET FUND
TICKER SYMBOL:
CLASS A - N/A

INVESTMENT OBJECTIVE          The Fund seeks to provide investors with as high a
                              level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT          The Fund normally invests substantially all of its
 STRATEGIES                   assets in short-term municipal obligations that
                              provide income exempt from Federal income tax.
                              Municipal obligations are debt obligations issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other entities.

                              The Adviser buys and sells municipal obligations based on considerations of safety of principal and liquidity, which means the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Adviser evaluates municipal obligations based on credit quality, financial outlook and interest rate sensitivity, and seeks to diversify the Fund's investments across several different states, sectors and issuers.

PRINCIPAL INVESTMENT          Although the Fund seeks to preserve the value of
 RISKS                        your investment at $1.00 per share, it is possible
                              to lose money by investing in the Fund.

                              The Fund's investments in short-term municipal obligations will be subject primarily to interest rate and credit risk.

                              Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.

                              The Fund's investments also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

                              Although the Fund's objective is to generate income exempt from Federal income tax, interest from some of the Fund's holdings may be subject to the Federal alternative minimum tax.

PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Fund had not completed a year of operations. Accordingly, no performance information is provided.


FEES AND EXPENSES

If you purchase and hold shares of the      Shareholder
Tax-Exempt Money Market Fund, you           Transaction
will pay certain fees and expenses,         Fees (fees
which are described in the tables.          paid by you                CLASS
Shareholder transaction fees are paid       directly)                 A SHARES
from your account. Annual Fund
operating expenses are paid out of Fund
assets, and are reflected in the Fund's     Maximum sales
yield.                                      charge (load)
                                            on purchases AS A % OF       None
                                            OFFERING PRICE
                                            -----------------------------------
                                            Maximum deferred
                                            sales charge (CDSC) AS       None
                                            A % OF LOWER OF PURCHASE
                                            OR SALE PRICE

                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)
                                            -----------------------------------
                                            Management Fee               .35%
                                            -----------------------------------
                                            Distribution (12b-1) Fee     None
                                            ------------------------------------
                                            Other Expenses               .57%
                                            -----------------------------------
                                            Total Annual Fund
                                            Operating Expenses1          .92%
                                            -----------------------------------
----------------------

  1 Other expenses are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


EXPENSE EXAMPLE

Use the example at          TREASURY MONEY MARKET        1           3
right to help you           FUND                       Year        Years
compare the cost of
investing in the            CLASS A SHARES            $ 94         $293
Fund with the cost
of investing in other
mutual funds.  It
illustrates the amount
of fees and expenses
you would pay, assuming
the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses
o reinvestment of all dividends and distributions

Because actual returns
and operating expenses
will be different, this example is
for comparison only.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


MONEY MARKET FUNDS

PRIME MONEY MARKET FUND--The Fund will invest in U.S. dollar denominated short-term money market obligations.

The Fund usually invests at least 25% of its assets in domestic and/or U.S. dollar denominated foreign bank obligations. Thus, it will have correspondingly greater exposure to the risks generally associated with investments in the banking industry. Sustained increases in interest rates, for example, can adversely affect the availability and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the bank's exposure to credit losses. In addition, economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions will affect the Fund's return. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

The Fund may purchase asset-backed securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Since the Fund may invest in U.S. dollar denominated securities issued by foreign issuers, such as foreign governments, foreign banks and foreign subsidiaries or branches of domestic banks, it may be subject to additional investment risk with respect to those securities which are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Foreign issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect such investments.

TREASURY MONEY MARKET FUND--The Fund will invest, as a fundamental policy, at least 65% of its total assets in U.S. Treasury securities and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells U.S. Government securities to the Fund and agrees to repurchase them on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.

TAX-EXEMPT MONEY MARKET FUND--The Fund will invest at least 80% of its total assets in short-term municipal obligations. The Fund may invest up to 20% of its net assets in municipal obligations which provide income subject to the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.

Municipal obligations are debt obligations typically divided into two types:

  o GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power; and

  o REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

The Tax-Exempt Money Market Fund may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects such as mass transit or water and sewer works, or securities whose issuers are located in the same state. As a result of such investments, the Fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

APPLICABLE TO EACH MONEY MARKET FUND--As a money market fund, each Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Generally, each Fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by the Adviser. The remainder may be invested in securities with the second highest credit rating. In addition, each Fund must do the following:

   o maintain an average dollar weighted portfolio maturity of 90 days or less

   o buy individual securities that have remaining maturities of 397 days or less

   o buy only high quality U.S. dollar denominated obligations

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund and, for the Tax-Exempt Money Market Fund, may give rise to taxable income. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

Each Fund, except the Tax-Exempt Money Market Fund, may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

Each Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, and, for the Prime Money Market Fund and Tax-Exempt Money Market Fund, the quality of the instruments in the Fund's investment portfolio, economic conditions and general market conditions.

APPLICABLE TO ALL FUNDS

YEAR 2000 RISK--Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. Year 2000 issues may adversely affect the companies or other issuers in which the Funds invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. Foreign markets may be less prepared to address Year 2000 issues than U.S. ones.

The Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have assured the Funds that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. The Adviser and the Funds' service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. If any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of a Fund's securities and yield.

FUND MANAGEMENT


INVESTMENT ADVISER

First American National Bank, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. First American National Bank, and its affiliates, provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts, as well as investment advisory services. The Adviser, and its affiliates, as of December 31, 1998, had approximately $10 billion under trust and approximately $6 billion under management.

The table below shows the investment advisory fee rate paid (or payable for the Tax-Exempt Money Market Fund) to the Adviser by the relevant Fund for the fiscal year ended December 31, 1998.

               NAME OF FUND                           ANNUAL RATE

          Prime Money Market Fund                         .25%
          Treasury Money Market Fund                      .25%
          Tax-Exempt Money Market Fund                    .35%


ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

  HOW NAV IS CALCULATED         Per share net asset value (NAV) is determined
                                and Fund shares are priced at 11:00 a.m. Eastern
The NAV is calculated by        time for the Tax-Exempt Money Market fund, and
adding the total value          2:00 p.m. Eastern time for each other Fund
of the Fund's investments       on each day the New York Stock Exchange is open,
and other assets,               except Columbus Day and Veterans' Day.
subtracting its liabilities
and then dividing that          Your order for purchase, sale or exchange of
figure by the number of         shares is priced at the next NAV calculated
outstanding shares of the       after the Fund receives your order.  This is
Fund:                           what is known as the offering price.

                                Each Fund uses the amortized cost method of
NAV =                           valuing its investments, which does not take
                                into account unrealized gains or losses.  For
TOTAL ASSETS - LIABILITIES      further information regarding the methods
----------------------------    employed in valuing the Funds' investments,
Number of Shares Outstanding    see the Statement of Additional Information.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Class A                                    Minimum Investment
                                                            ------------------
shares through a number of           ACCOUNT TYPE          INITIAL   SUBSEQUENT
institutions, including the
Adviser and its affiliates,           CLASS A
directly from the Distributor,        Regular               $ 1,000    $ 100
or through banks, brokers and         (non-retirement)
other investment representatives.     Retirement (IRA)      $   100    $  50
Certain investment representatives    Automatic
may charge additional fees and        Investment Plan       $   250    $  25
may require higher minimum
investments or impose other           All purchases must be in U.S. dollars.
limitations on buying and             A fee will be charged for any checks that
selling shares.  If you               do not clear.  Third-party checks are not
purchase shares through an            accepted.
investment representative,
that party is responsible for         A Fund may waive the minimum purchase
transmitting orders in a              requirements and may reject any purchase
timely manner and may have            order in whole or in part.
an earlier cut-off time for
purchase and sale requests.
Consult your investment
representative for specific
information.



Avoid 31% Tax Withholding
A Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

If purchasing through an investment representative, simply tell your representative that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

BY REGULAR MAIL

Initial Investment:
1. Carefully read and complete the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.   Make check, bank draft or money order payable to "ISG Funds"
3.   Mail to: ISG Funds, c/o BISYS Fund Services
              P. O. Box 182239
              Columbus, Ohio 43218-2239

Subsequent Investment:
1.   Use the investment slip attached to your account statement.
     Or, if unavailable,
2.   Include the following information on a piece of paper:
     o   ISG Funds/Fund name
     o   Share class
     o   Amount invested
     o   Account name
     o   Account number
     Include your account number on your check.

3.   Mail to:   ISG Funds, c/o BISYS Fund Services
                P. O. Box 182239
                Columbus, Ohio 43218-2239

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
Send to:  ISG Funds, c/o BISYS Fund Services
Attn:  T.A. Operations
3435 Stelzer Road
Columbus, Ohio  43219

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-852-0045. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-852-0045 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED


                            ELECTRONIC VS. WIRE TRANSFER

                            Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.


BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Call 1-800-852-0045 to receive a confirmation number and to obtain instructions on faxing the completed account application. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
The Bank of New York
Routing Number:  ABA # 021 000 018
DDA # 890 027 5758
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call 1-800-852-0045 to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.

SHAREHOLDER INFORMATION

AUTOMATIC INVESTMENT PLAN                       Directed Dividend Option

You can make automatic investments              By selecting the appropriate
in the Funds from your bank account,            box in the account application,
through payroll deduction or from your          you can elect to receive your
federal employment, Social Security or          your distributions (capital
other regular government checks.                gains and dividends) in cash
Automatic investments can be as little          (check) or have them reinvested
as $25, once you've invested the                in another ISG Fund without a
$250 minimum required to open the account.      a sales charge.  You must
                                                maintain the minimum balance in
To invest regularly from your bank account      each Fund into which you plan to
                                                reinvest distributions or the
o  Complete the Automatic Investment Plan       reinvestment will be suspended
   portion on your Account application.         and your distributions paid to
   Make sure you note:                          you.  The Fund may modify or
   o  Your bank name, address and account       terminate this reinvestment
      number                                    option without notice.  You can
   o  The amount you wish to invest             change or terminate your
      automatically (minimum $25)               participation in the reinvest-
   o  How often you want to invest              ment option at any time.
      (every month, 4 times a year,
      twice a year or once a year)

o  Attach a voided personal check.


To invest regularly from your paycheck or government check:
Call 1-800-852-0045 for an enrollment form.

------------------------------------------------------------------------------
AUTOMATICALLY THROUGH "SWEEP" PROGRAMS--Certain investor accounts may be eligible for an automatic investment privilege, commonly called a "sweep," under which amounts in excess of a certain minimum held in these accounts will be invested automatically in Class A shares at predetermined intervals at the next determined NAV. Investors desiring to use this privilege should consult their investment representative to determine if it is available and whether any conditions are imposed on its use.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time.        WITHDRAWING MONEY FROM YOUR FUND
Your sales price will be the next NAV        INVESTMENT
after your sell order is received by
the Fund, its transfer agent, or your        As a mutual fund shareholder, you
investment representative. Normally          are technically selling shares when
you will receive your proceeds within        you request a withdrawal in cash.
a week after your request is received.       This is also known as redeeming
See section on "General Policies on          shares or a redemption of shares.
Selling Shares" below.

                                             INSTRUCTIONS FOR SELLING SHARES

                                             If you are selling your shares
                                             through your financial adviser or
                                             broker, ask him or her for
                                             redemption procedures. Your
                                             adviser and/or broker may have
                                             transaction minimums and/or
                                             transaction times which will affect
                                             your redemption. For all other
                                             sales transactions, follow the
                                             instructions below.

By telephone                                  1. Call 1-800-852-0045 with
(UNLESS YOU HAVE DECLINED                        instructions as to how you wish
TELEPHONE SALES PRIVILEGES)                      to receive your funds (mail,
                                                 wire electronic transfer). See
                                                 "General Policies on Selling
                                                 Shares--Verifying Telephone
                                                 Redemptions" below)
-------------------------------------------------------------------------------
By mail                                       1. Call 1-800-852-0045 to request
                                                 redemption forms or write a
                                                 letter of instruction
                                                 indicating:
                                              o your Fund and account number
                                              o amount you wish to redeem
                                              o address where your check should
                                                be sent
                                              o account owner signature
                                              2. Mail to:
                                              ISG Funds
                                              c/o BISYS Fund Services, Inc.
                                              P. O. Box 182239
                                              Columbus, Ohio  43218-2239
-------------------------------------------------------------------------------
By overnight service                          See instruction 1 above.
(See "General Policies on                     2. Send to
Selling Shares--Redemptions                   ISG Funds
in Writing Required" below)                   c/o BISYS Fund Services, Inc.
                                              Attn: T.A. Operations
                                              3435 Stelzer Road
                                              Columbus, Ohio 43219

SHAREHOLDER INFORMATION

SELLING YOUR SHARES - CONTINUED

Wire transfer                           Call 1-800-852-0045 to request a wire
YOU MUST INDICATE THIS OPTION           transfer.
ON YOUR APPLICATION.                    If you call by 4 p.m. Eastern time, your
                                        payment will normally be wired to your
                                        bank on the next business day.
The Fund may charge a wire
transfer fee.
Note: Your financial institution
may also charge a separate fee.

-------------------------------------------------------------------------------
Electronic Redemptions                  Call 1-800-852-0045 to request an
                                        electronic redemption.

Your bank must participate in           If you call by 4 p.m. Eastern time, the
the Automated Clearing House            NAV of your shares will normally be
(ACH) and must be a U.S.                determined on the same day and the
bank.                                   proceeds credited within 8 days.

Your bank may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature: o Make sure you've checked the appropriate box on the account application. Or call 1-800-852-0045.
o  Include a voided personal check.
o  Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

REDEMPTION BY CHECK WRITING - PRIME AND TAX-EXEMPT MONEY MARKET FUNDS ONLY

You may write checks in amounts of $500 or more on your account in the Prime or Tax-Exempt Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in Class A shares of the Prime or Tax-Exempt Money Market Fund of $500 and you may not close your Fund account by writing a check.


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following.

   o Redemptions over $10,000
   o Your account registration or the name(s) in your account has changed within the last 15 days
   o The check is not being mailed to the address on your account
   o The check is not being made payable to the owner of the account
   o The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

SHAREHOLDER INFORMATION

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 45 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION


EXCHANGING YOUR SHARES

INSTRUCTIONS FOR EXCHANGING SHARES

You can exchange your shares in       Exchanges may be made by sending a written
one Fund for shares of the same       request to ISG Funds, c/o BISYS Fund
class of another ISG Fund,            Services, Inc., P.O.Box 182239, Columbus
usually without paying additional     Ohio 43218-2239, or by calling 1-800-852-
sales charges (see "Notes" below).    0045.  Please provide the following
No transaction fees are charged       information:
for exchanges.

You must meet the minimum investment  o  Your name and telephone number
requirements for the Fund into        o  The exact name on your account and
which you are exchanging.                account number
Exchanges from one Fund to another    o  Taxpayer identification number (usually
are taxable.                             your Social Security number)
                                      o  Dollar value or number of shares to be
                                         exchanged
                                      o  The name of the Fund from which the
                                         exchange is to be made
                                      o  The name of the Fund into which the
                                         exchange is being made.

                                   See "Selling your Shares" for important
                                   information about telephone transactions.

                                   IMPORTANT INFORMATION ABOUT EXCHANGES. If shares of the Fund are purchased by check, those shares cannot be exchanged until the check has cleared. This could take 15 days or more. The Fund may reject an exchange request from a shareholder who has made more than five exchanges between investment portfolios offered by Fund management in a year, or more than three exchanges in a calendar quarter. Although unlikely, the Funds may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where shares of the new Fund may be sold.



AUTOMATIC EXCHANGES                         NOTES ON EXCHANGES
You can use the Funds' Automatic
Exchange feature to purchase                When exchanging from a Fund that
shares of other ISG Funds at regular        has no sales charge or a lower
intervals through regular, automatic        sales charge to a Fund with a higher
redemptions from the Funds.                 sales charge, you will pay the
To participate in the                       difference.
Automatic Exchange:
o Complete the appropriate                  The registration and tax identifica-
  section of the account application.       tion numbers of the two accounts
o Keep a minimum of $10,000 in the          must be identical.
  Fund and $1,000 in the other
  ISG Fund whose shares you are buying.     The Exchange Privilege (including
                                            automatic exchanges) may be changed
To change the Automatic Exchange            or eliminated at any time upon 60
instructions or to discontinue the          days' notice to shareholders.
feature, you must send a written
request to ISG Funds, c/o BISYS Fund        Be sure to read the prospectus
Services, Inc., P.O.                        carefully of any Fund into which
Box 182239, Columbus, Ohio 43218-2239.      you wish to exchange shares.

SHAREHOLDER INFORMATION


DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

Each Fund usually pays its shareholders dividends from its net investment income monthly.

Dividends paid by a Fund (other than the tax-exempt fund) are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). The Tax-Exempt Money Market Fund anticipates that, under normal market conditions, substantially all of its income dividends will be exempt from Federal personal income taxes. However, any dividends from taxable investments are taxable as ordinary income.

Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information in the financial highlights has been audited by KPMG LLP, the Funds' independent auditors, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. No financial information is provided for shares of Tax-Exempt Money Market Fund which had not been offered as of December 31, 1998.


                             PRIME MONEY MARKET FUND
                      FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                               YEAR         YEAR           YEAR            YEAR          PERIOD
                                                              ENDED         ENDED          ENDED           ENDED          ENDED
                                                             DECEMBER     DECEMBER       DECEMBER        DECEMBER       DECEMBER
                                                               31,           31,            31,             31,            31,
                                                              1998          1997           1996            1995           1994 (A)
                                                          ----------  -------------    -------------  ------------    -------------
Net Asset Value, Beginning of Period                       $  1.000     $  1.000       $   1.000        $  1.000        $ 1.000
                                                          ----------  -------------    -------------  ------------    -------------
Investment Activities
  Net investment income                                       0.047        0.048           0.048           0.054          0.031
                                                          ----------  -------------    -------------  -------------   -------------
  Total from Investment Activities                            0.047        0.048           0.048           0.054          0.031
                                                          ----------  -------------    -------------  -------------   -------------
Distributions
  Net investment income                                      (0.047)      (0.048)        (0.048)          (0.054)        (0.031)
                                                          ----------  -------------    -------------  -------------   -------------
  Total Distributions                                        (0.047)      (0.048)        (0.048)          (0.054)        (0.031)
                                                          ----------  -------------    -------------  -------------   -------------
Net change in asset value                                       -            -             -                 -              -
                                                          ----------  -------------    -------------  -------------   -------------
Net Asset Value, End of Period                             $  1.000     $  1.000        $ 1.000        $   1.000        $ 1.000
                                                          ==========  =============    =============  =============   =============
TOTAL RETURN                                                   4.85%        4.90%          4.88%            5.51%          3.13%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)                         $ 310,201    $  56,163        $22,836         $ 63,919       $ 82,351
Ratio of expenses to average net assets                        0.81%        0.87%          0.68%            0.65%          0.63%(c)
Ratio of net investment income to average net assets           4.73%        4.82%          4.83%            5.37%          4.00%(c)
Ratio of expenses to average net assets*                       0.82%            (d)        0.86%            0.90%          0.93%(c)

---------------

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH
  VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS
  INDICATED.
  (a) FOR THE PERIOD MARCH 29, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH
  DECEMBER 31, 1994.
  (b) NOT ANNUALIZED.
  (c) ANNUALIZED.
  (d) THERE WERE NO FEE REDUCTIONS IN THIS PERIOD.

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                          YEAR ENDED         YEAR ENDED         YEAR ENDED       YEAR ENDED         PERIOD ENDED
                                         DECEMBER 31,        DECEMBER 31,       DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                                             1998               1997                1996           1995                1994 (A)
                                        ----------------    --------------      -------------  ---------------     ----------------
Net Asset Value, Beginning of Period     $   1.000            $  1.000          $ 1.000          $  1.000            $  1.000
                                        ----------------    --------------      -------------   --------------     ----------------
Investment Activities
   Net investment income                     0.046               0.047            0.047             0.053               0.030
                                        ----------------    --------------      -------------   --------------     ----------------
   Total from Investment Activities          0.046               0.047            0.047             0.053               0.030
                                        ----------------    --------------      -------------   --------------     ----------------
Distributions
   Net Investment income                    (0.046)             (0.047)          (0.047)           (0.053)             (0.030)
                                        ----------------    --------------      -------------   --------------     ----------------
   Total Distributions                      (0.046)             (0.047)          (0.047)           (0.053)             (0.030)
                                        ----------------    --------------      -------------   --------------     ----------------
Net change in asset value                     -                    -                -                -                  -
                                        ----------------    --------------      -------------   --------------     ----------------
Net Asset Value, End of Period          $    1.000            $  1.000          $ 1.000          $  1.000            $  1.000
                                        ================    ==============      =============   ==============     ================
TOTAL RETURN                                  4.68%               4.78%            4.78%             5.41%               3.01% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)       $  167,475            $ 77,065          $78,308          $168,430            $139,715
Ratio of expenses to average net assets       0.77%               0.75%            0.56%             0.50%               0.54% (c)
Ratio of net investment income to average     4.56%               4.68%            4.72%             5.28%               4.02% (c)
 net assets
Ratio of expenses to average net assets*      0.78%                   (d)          0.74%             0.75%               0.83% (c)
--------------

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY
FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(a) FOR THE PERIOD FROM MARCH 29, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH
    DECEMBER 31, 1994.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) THERE WERE NO FEE REDUCTIONS IN THIS PERIOD.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                                    ISG FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-852-0045
-------------------------------------------------------------------------------

You can review information about the Funds, including the Funds' Reports and SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.
   o  Free from the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-06076.